Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Growth Fund
Class Name	Investor Class
Trading Symbol	ZVNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2023, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/funds/zevenbergen-growth-fund/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/funds/zevenbergen-growth-fund/
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$146	1.30%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024,  the Fund underperformed its benchmark, the Russell 3000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Exposure to small and mid-capitalized companies weighed on the Fund’s performance over the period, most notably in the third quarter of 2023 and second quarter of 2024, as the market rewarded the largest market-capitalized companies with strong free cash flow. Security selection in the Health Care industry and a relative underweight to the Technology industry also detracted from performance.
Positive contributions were led by an overweight positioning in the Consumer Discretionary Industry, as strong employment trends were a tailwind for the U.S. consumer. Allocations to NVIDIA Corporation and MercadoLibre, Inc. also contributed to performance over the period.
POSITIONING
There was only one position change in the top 10 holdings by weight over the period; Snowflake Inc. slid out of the ranking, while additions to Meta Platforms, Inc. brought the holding into the top 10. Overall, the market capitalization exposure shifted slightly higher, and allocations to mid- and small-capitalized companies decreased. Exposure to companies economically tied to the small and mid-sized business space was decreased, and exposure to Technology and Consumer non-cyclical industries increased.
PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve halted interest rate increases, broad inflation measures began to ease, and excitement surrounding Artificial Intelligence and the efficiencies from this new technology touched many segments of the equity market.
PERFORMANCE ATTRIBUTION

Top Contributors
↑	NVIDIA Corporation
↑	MercadoLibre, Inc.
↑	Amazon.com, Inc.

Top Detractors
↓	Exact Sciences Corporation
↓	Tesla, Inc.
↓	Bill Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Investor Class	24.27	11.57	14.42
Russell 3000 Total Return	23.13	14.14	13.54
Russell 3000 Growth Total Return	32.22	18.55	17.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.zci.com/funds/zevenbergen-growth-fund/ for more recent performance information. Visit https://www.zci.com/funds/zevenbergen-growth-fund/ for more recent performance information.
Net Assets	$ 117,525,973
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 632,137
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$117,525,973
Number of Holdings	35

Net Advisory Fee	$632,137
Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corporation	9.6%
MercadoLibre, Inc.	7.0%
Amazon.com, Inc.	6.4%
Tesla, Inc.	6.2%
The Trade Desk, Inc.	5.9%
Shopify, Inc.	4.8%
Uber Technologies, Inc.	4.4%
Axon Enterprise, Inc.	4.1%
Meta Platforms, Inc.	3.6%
Advanced Micro Devices, Inc.	3.5%

Industry	(%)
Consumer Discretionary	44.6%
Technology	39.4%
Health Care	7.2%
Industrials	5.0%
Energy	1.9%
Real Estate	1.7%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.zci.com/funds/zevenbergen-growth-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Growth Fund
Class Name	Institutional Class
Trading Symbol	ZVNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Zevenbergen Growth Fund for the period of July 1, 2023, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/funds/zevenbergen-growth-fund/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/funds/zevenbergen-growth-fund/
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024,  the Fund underperformed its benchmark, the Russell 3000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Exposure to small and mid-capitalized companies weighed on the Fund’s performance over the period, most notably in the third quarter of 2023 and second quarter of 2024, as the market rewarded the largest market-capitalized companies with strong free cash flow. Security selection in the Health Care industry and a relative underweight to the Technology industry also detracted from performance.
Positive contributions were led by an overweight positioning in the Consumer Discretionary Industry, as strong employment trends were a tailwind for the U.S. consumer. Allocations to NVIDIA Corporation and MercadoLibre, Inc. also contributed to performance over the period.
POSITIONING
There was only one position change in the top 10 holdings by weight over the period; Snowflake Inc. slid out of the ranking, while additions to Meta Platforms, Inc. brought the holding into the top 10. Overall, the market capitalization exposure shifted slightly higher, and allocations to mid- and small-capitalized companies decreased. Exposure to companies economically tied to the small and mid-sized business space was decreased, and exposure to Technology and Consumer non-cyclical industries increased.
PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve halted interest rate increases, broad inflation measures began to ease, and excitement surrounding Artificial Intelligence and the efficiencies from this new technology touched many segments of the equity market.
PERFORMANCE ATTRIBUTION

Top Contributors
↑	NVIDIA Corporation
↑	MercadoLibre, Inc.
↑	Amazon.com, Inc.

Top Detractors
↓	Exact Sciences Corporation
↓	Tesla, Inc.
↓	Bill Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Institutional Class	24.66	11.90	14.73
Russell 3000 Total Return	23.13	14.14	13.54
Russell 3000 Growth Total Return	32.22	18.55	17.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.zci.com/funds/zevenbergen-growth-fund/ for more recent performance information. Visit https://www.zci.com/funds/zevenbergen-growth-fund/ for more recent performance information.
Net Assets	$ 117,525,973
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 632,137
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$117,525,973
Number of Holdings	35

Net Advisory Fee	$632,137
Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corporation	9.6%
MercadoLibre, Inc.	7.0%
Amazon.com, Inc.	6.4%
Tesla, Inc.	6.2%
The Trade Desk, Inc.	5.9%
Shopify, Inc.	4.8%
Uber Technologies, Inc.	4.4%
Axon Enterprise, Inc.	4.1%
Meta Platforms, Inc.	3.6%
Advanced Micro Devices, Inc.	3.5%

Industry	(%)
Consumer Discretionary	44.6%
Technology	39.4%
Health Care	7.2%
Industrials	5.0%
Energy	1.9%
Real Estate	1.7%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.zci.com/funds/zevenbergen-growth-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Genea Fund
Class Name	Investor Class
Trading Symbol	ZVGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2023, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/funds/zevenbergen-genea-fund/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/funds/zevenbergen-genea-fund/
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$142	1.30%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 3000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Exposure to small and mid-capitalized companies weighed on the Fund’s performance over the period, most notably in the third quarter of 2023 and second quarter of 2024, as the market rewarded those largest market-capitalized companies with strong free cash flow. Security selection in the Industrials industry and a relative underweight to the Technology industry also detracted from performance.
Positive contributions were led by an overweight positioning in the Consumer Discretionary industry, as strong employment trends were a tailwind for the U.S. consumer. Allocations to NVIDIA Corporation and Amazon.com, Inc. also contributed to performance over the period.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period. Weights in Axon Enterprise, Inc.; Netflix, Inc.; and Datadog, Inc. increased, while weights in MongoDB, Inc. and Snowflake Inc. decreased. Overall, the market capitalization exposure shifted slightly higher, and allocations to mid- and small-capitalized companies decreased. Exposure to companies economically tied to the small and mid-sized business space decreased, and exposure to Technology and Consumer non-cyclical industries increased.
PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve halted interest rate increases, broad inflation measures began to ease, and excitement surrounding Artificial Intelligence and the efficiencies from this new technology touched many segments of the equity market.
PERFORMANCE ATTRIBUTION

Top Contributors
↑	NVIDIA Corporation
↑	Amazon.com, Inc.
↑	Uber Technologies, Inc.

Top Detractors
↓	Tesla, Inc.
↓	Bill Holdings, Inc.
↓	MongoDB, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Investor Class	20.24	11.52	17.00
Russell 3000 Total Return	23.13	14.14	13.54
Russell 3000 Growth Total Return	32.22	18.55	17.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.zci.com/funds/zevenbergen-genea-fund/ for more recent performance information. Visit https://www.zci.com/funds/zevenbergen-genea-fund/ for more recent performance information.
Net Assets	$ 70,461,573
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 386,963
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$70,461,573
Number of Holdings	28

Net Advisory Fee	$386,963
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corporation	10.3%
Tesla, Inc.	9.1%
MercadoLibre, Inc.	7.7%
Amazon.com, Inc.	7.7%
The Trade Desk, Inc.	7.5%
Shopify, Inc.	5.6%
Uber Technologies, Inc.	4.9%
Axon Enterprise, Inc.	4.8%
Netflix, Inc.	4.6%
Datadog, Inc.	3.8%

Industry	(%)
Consumer Discretionary	48.8%
Technology	39.1%
Industrials	6.8%
Real Estate	2.9%
Energy	1.9%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.zci.com/funds/zevenbergen-genea-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Zevenbergen Genea Fund
Class Name	Institutional Class
Trading Symbol	ZVGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Zevenbergen Genea Fund for the period of July 1, 2023, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.zci.com/funds/zevenbergen-genea-fund/. You can also request this information by contacting us at 1-844-986-2746.
Additional Information Phone Number	1-844-986-2746
Additional Information Website	https://www.zci.com/funds/zevenbergen-genea-fund/
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 3000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Exposure to small and mid-capitalized companies weighed on the Fund’s performance over the period, most notably in the third quarter of 2023 and second quarter of 2024, as the market rewarded those largest market-capitalized companies with strong free cash flow. Security selection in the Industrials industry and a relative underweight to the Technology industry also detracted from performance.
Positive contributions were led by an overweight positioning in the Consumer Discretionary industry, as strong employment trends were a tailwind for the U.S. consumer. Allocations to NVIDIA Corporation and Amazon.com, Inc. also contributed to performance over the period.
POSITIONING
The Fund had several position changes in the top 10 holdings by weight during the period. Weights in Axon Enterprise, Inc.; Netflix, Inc.; and Datadog, Inc. increased, while weights in MongoDB, Inc. and Snowflake Inc. decreased. Overall, the market capitalization exposure shifted slightly higher, and allocations to mid- and small-capitalized companies decreased. Exposure to companies economically tied to the small and mid-sized business space decreased, and exposure to Technology and Consumer non-cyclical industries increased.
PERFORMANCE
The Fund experienced a positive return for the period, as the Federal Reserve halted interest rate increases, broad inflation measures began to ease, and excitement surrounding Artificial Intelligence and the efficiencies from this new technology touched many segments of the equity market.
PERFORMANCE ATTRIBUTION

Top Contributors
↑	NVIDIA Corporation
↑	Amazon.com, Inc.
↑	Uber Technologies, Inc.

Top Detractors
↓	Tesla, Inc.
↓	Bill Holdings, Inc.
↓	MongoDB, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Institutional Class	20.58	11.84	17.31
Russell 3000 Total Return	23.13	14.14	13.54
Russell 3000 Growth Total Return	32.22	18.55	17.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.zci.com/funds/zevenbergen-genea-fund/ for more recent performance information. Visit https://www.zci.com/funds/zevenbergen-genea-fund/ for more recent performance information.
Net Assets	$ 70,461,573
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 386,963
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$70,461,573
Number of Holdings	28

Net Advisory Fee	$386,963
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Issuers	(%)
NVIDIA Corporation	10.3%
Tesla, Inc.	9.1%
MercadoLibre, Inc.	7.7%
Amazon.com, Inc.	7.7%
The Trade Desk, Inc.	7.5%
Shopify, Inc.	5.6%
Uber Technologies, Inc.	4.9%
Axon Enterprise, Inc.	4.8%
Netflix, Inc.	4.6%
Datadog, Inc.	3.8%

Industry	(%)
Consumer Discretionary	48.8%
Technology	39.1%
Industrials	6.8%
Real Estate	2.9%
Energy	1.9%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.zci.com/funds/zevenbergen-genea-fund/